Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement

NOTE 17 - FAIR VALUE MEASUREMENT

U.S. generally accepted accounting principles establish a hierarchal disclosure framework associated with the level of observable pricing utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows: Level 1: Quoted prices for identical assets in active markets that are identifiable on the measurement date; Level 2: Significant other observable inputs, such as quoted prices for similar assets, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data; Level 3: Significant unobservable inputs that reflect the Company’s own view about the assumptions that market participants would use in pricing an asset.

Securities: The fair values of securities available for sale are determined by matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

Equity securities: The Company has two types of equity securities, one is not actively traded in an open market, while the other is listed on an exchange and is less frequently traded. The fair value of the equity security available for sale not actively traded in an open market is determined by using market data inputs for similar securities that are observable. (Level 2 inputs).  The fair value of the other equity security is determined from third-party pricing services or a computerized pricing model and classified Level 2.

Fair value swap asset/liability: The fair value of the swap asset and liability is based on an external derivative model using data inputs as of the valuation date and classified Level 2.

Impaired loans: The Company has measured impairment on impaired loans generally based on the fair value of the loan’s collateral. Fair value is generally determined based upon independent third-party appraisals of the properties. In some cases, management may adjust the appraised value due to the age of the appraisal, changes in market conditions, or observable deterioration of the property since the appraisal was completed. Additionally, management makes estimates about expected costs to sell the property which are also included in the net realizable value. If the fair value of the collateral dependent loan is less than the carrying amount of the loan, a specific reserve for the loan is made in the allowance for loan losses or a charge-off is taken to reduce the loan to the fair value of the collateral (less estimated selling costs) and the loan is included in the table above as a Level 3 measurement.

Other real estate owned: OREO is carried at the lower of cost or fair value, which is measured at the date foreclosure. If the fair value of the collateral exceeds the carrying amount of the loan, no charge-off or adjustment is necessary, the loan is not considered to be carried at fair value, and is therefore not included in the table below. If the fair value of the collateral is less than the carrying amount of the loan, management will charge the loan down to its estimated realizable value. Management may adjust the appraised value due to the age of the appraisal, changes in market conditions, or observable deterioration of the property since the appraisal was completed. In these cases, the properties are categorized in the below table as Level 3 measurements since these adjustments are considered to be unobservable inputs. Income and expenses from operations are included in other operating expenses. Further declines in the fair value of the collateral subsequent to foreclosure are included in net gain on sale of other real estate owned.

Assets and liabilities measured at fair value are summarized below.

Fair Value Measurements at December 31, 2018 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
Securities available for sale
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$30,685	$—
Obligations of states and political subdivisions	—	172,071	—
Mortgage-backed securities in government sponsored entities	—	143,538	—
Total securities available for sale	—	346,294	—
Equity securities	—	1,070	—
Swap asset	—	2,837	—
Liabilities measured at fair value on a recurring basis:
Swap liability	—	2,837	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$1,803

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

Fair Value Measurements at December 31, 2017 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
Securities available for sale
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$30,358	$—
Obligations of states and political subdivisions	—	118,056	—
Mortgage-backed securities in government sponsored entities	—	81,816	—
Total securities available for sale	—	230,230	—
Equity securities	—	832	—
Swap asset	—	1,560	—
Liabilities measured at fair value on a recurring basis:
Swap liability	—	1,560	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$1,040
Other Real Estate Owned	—	—	16

The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2018 and 2017.

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2018	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$1,803	Appraisal of collateral	Appraisal adjustments	0% - 30%	26%
			Liquidation expense	0% - 10%	8%
			Holding period	0 - 30 months	21 months

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2017	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$1,040	Appraisal of collateral	Appraisal adjustments	10% - 30%	16%
			Liquidation expense	0% - 10%	8%
			Holding period	0 - 30 months	20 months
Other real estate owned	$16	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%
			Liquidation expense	0% - 10%	10%

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

The carrying amount and fair value of financial instruments carried at amortized cost were as follows:

December 31, 2018	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$42,779	$42,779	$42,779	$—	$—
Other securities	21,021	21,021	21,021	—	—
Loans, held for sale	1,391	1,391	1,391	—	—
Loans, net of allowance for loan losses	1,548,262	1,517,278	—	—	1,517,278
Bank owned life insurance	43,037	43,037	43,037	—	—
Accrued interest receivable	6,723	6,723	6,723	—	—
Financial Liabilities:
Nonmaturing deposits	1,312,207	1,312,207	1,312,207	—	—
Time deposits	267,686	267,943	—	—	267,943
Short-term FHLB advances	188,600	188,600	188,600	—	—
Long-term FHLB advances	5,000	4,983	—	—	4,983
Securities sold under agreement to repurchase	22,199	22,199	22,199	—	—
Subordinated debentures	29,427	34,620	—	—	34,620
Accrued interest payable	230	230	230	—	—

December 31, 2017	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$40,519	$40,519	$40,519	$—	$—
Other securities	14,247	14,247	14,247	—	—
Loans, held for sale	2,197	2,197	2,197	—	—
Loans, net of allowance for loan losses	1,151,527	1,146,969	—	—	1,146,969
Bank owned life insurance	25,125	25,125	25,125	—	—
Accrued interest receivable	4,488	4,488	4,488	—	—
Financial Liabilities:
Nonmaturing deposits	981,021	981,021	981,021	—	—
Time deposits	223,902	223,626	—	—	223,626
Short-term FHLB advances	56,900	56,900	56,900	—	—
Long-term FHLB advances	15,000	14,964	—	—	14,964
Securities sold under agreement to repurchase	21,755	21,755	21,755	—	—
Subordinated debentures	29,427	31,052	—	—	31,052
Accrued interest payable	410	410	410	—	—

The fair value approximates carrying amount for all items except those described below. Fair value for other securities approximates carrying value. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the cash flow analysis or underlying collateral values. For swaps, fair value of the swap asset and liability is based on an external derivative model using data inputs as of the valuation date. Fair value of debt is based on current rates for similar financing. The fair value of off-balance-sheet items is based on the current fees or cost that would be charged to enter into or terminate such arrangements and are considered nominal.

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

For certain homogeneous categories of loans, such as some residential mortgages, credit card receivables, and other consumer loans, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.